Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income from continuing operations before income taxes and interest in earnings of associates by location of taxing jurisdiction
An analysis of income from continuing operations before income taxes and interest in earnings of associates by location of the taxing jurisdiction is as follows:

	Years ended December 31,
	2014	2013	2012
	(millions)
Ireland	$(65)	$(52)	$(47)
United States	92	(11)	(615)
United Kingdom	154	282	25
Other jurisdictions	337	280	300
Income (loss) from continuing operations before income taxes and interest in earnings of associates	$518	$499	$(337)

Provision for income taxes by location of the taxing jurisdiction
The provision for income taxes by location of the taxing jurisdiction consisted of the following:

	Years ended December 31,
	2014	2013	2012
	(millions)
Current income taxes:
US federal tax	$(16)	$7	$3
US state and local taxes	7	3	1
UK corporation tax	29	28	2
Other jurisdictions	73	45	41
Total current taxes	93	83	47
Deferred taxes:
US federal tax	30	10	(44)
US state and local taxes	10	1	(41)
Effect of US valuation allowance	5	2	113
UK corporation tax	24	17	27
Other jurisdictions	(3)	9	(1)
Total deferred taxes	66	39	54
Total income taxes	$159	$122	$101

Reconciliation between US federal income taxes at the statutory rate and the Company's provision for income taxes on continuing operations
The reconciliation between US federal income taxes at the statutory rate and the Company’s provision for income taxes on continuing operations is as follows:

	Years ended December 31,
	2014	2013	2012
	(millions, except percentages)
Income (loss) from continuing operations before income taxes and interest in earnings of associates	$518	$499	$(337)
US federal statutory income tax rate	35%	35%	35%
Income tax expense at US federal tax rate	181	175	(118)
Adjustments to derive effective rate:
Non-deductible expenditure	21	19	15
Tax impact of internal restructurings	—	11	—
Movement in provision for unrecognized tax benefits	1	(1)	6
Impairment of non-qualifying goodwill	—	—	137
Disposal of non-qualifying goodwill	11	—	—
Impact of change in tax rate on deferred tax balances	—	(4)	(3)
Adjustment in respect of prior periods	(2)	1	6
Non-deductible Venezuelan foreign exchange loss	5	—	—
Effect of foreign exchange and other differences	(4)	1	2
Changes in valuation allowances applied to deferred tax assets	7	—	114
Adjustments to eliminate the net tax effect of intra-group items	(30)	(30)	(31)
Tax differentials of foreign earnings:
Foreign jurisdictions	(48)	(54)	(12)
US state taxes and local taxes	17	4	(15)
Provision for income taxes	$159	$122	$101

Significant components of deferred income tax assets and liabilities and their balance sheet classifications
The significant components of deferred income tax assets and liabilities and their balance sheet classifications are as follows:

	December 31,
	2014	2013
	(millions)
Deferred tax assets:
Accrued expenses not currently deductible	$133	$153
US state net operating losses	76	70
UK net operating losses	1	3
Other net operating losses	12	5
UK capital losses	39	43
Accrued retirement benefits	109	47
Deferred compensation	34	37
Stock options	22	25
Gross deferred tax assets	426	383
Less: valuation allowance	(280)	(196)
Net deferred tax assets	$146	$187
Deferred tax liabilities:
Cost of intangible assets, net of related amortization	$149	$120
Cost of tangible assets, net of related amortization	38	44
Prepaid retirement benefits	62	56
Accrued revenue not currently taxable	25	23
Financial derivative transactions	—	3
Deferred tax liabilities	274	246
Net deferred tax (liability) asset	$(128)	$(59)

	December 31,
	2014	2013
	(millions)
Balance sheet classifications:
Current:
Deferred tax assets	$12	$15
Deferred tax liabilities	(21)	(25)
Net current deferred tax liabilities	(9)	(10)
Non-current:
Deferred tax assets	9	7
Deferred tax liabilities	(128)	(56)
Net non-current deferred tax liabilities	(119)	(49)
Net deferred tax liabilities	$(128)	$(59)

Summary valuation allowances

	Balance at beginning of year	Additions/ (releases) charged to costs and expenses	Other movements	Foreign exchange differences	Balance at end of year
Description
	(millions)
Year Ended December 31, 2014
Deferred tax valuation allowance	$196	$17	$67	$—	$280
Year Ended December 31, 2013
Deferred tax valuation allowance	221	15	(40)	—	196
Year Ended December 31, 2012
Deferred tax valuation allowance	102	110	12	(3)	221

Reconciliation of the beginning and ending amounts of unrecognized tax benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

	2014	2013	2012
	(millions)
Balance at January 1	$41	$37	$16
Reductions due to a lapse of the applicable statute of limitation	—	(5)	(3)
Increases for positions taken in current period	5	9	8
(Decreases) increases for positions taken in prior periods	(26)	—	16
Other movements	(1)	—	—
Balance at December 31	$19	$41	$37